Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 12	$ 28	$ 29	$ 56